UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Utilities & Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 - 10/31/2008

Item 1 - Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                      Common Stocks                                          Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.1%
Diversified Telecommunication Services - 0.3%         GVT Holding SA (a)                                     25,900    $    281,535
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                             CPFL Energia SA (b)                                    12,100         529,738
                                                      Cia Energetica de Minas Gerais (b)                     47,950         729,319
                                                      EDP - Energias do Brasil SA                            33,200         357,055
                                                                                                                       ------------
                                                                                                                          1,616,112
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders - 0.8%   AES Tiete SA (Preference Shares)                       68,500         427,473
                                                      Tractebel Energia SA                                   42,500         333,487
                                                                                                                       ------------
                                                                                                                            760,960
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.4%                                Cia de Saneamento Basico do Estado
                                                      de Sao Paulo                                           20,800         238,098
                                                      Cia Saneamento (Preference Shares) (c)(d)                 314          18,088
                                                      Companhia de Saneamento de Minas Gerais                32,000         202,354
                                                                                                                       ------------
                                                                                                                            458,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Brazil                                       3,117,147
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.5%
Diversified Telecommunication Services - 1.0%         Manitoba Telecom Services, Inc.                        30,000       1,060,068
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.5%            Rogers Communications, Inc. Class B                    17,000         494,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Canada                                       1,554,598
-----------------------------------------------------------------------------------------------------------------------------------
Czech Republic - 0.5%
Electric Utilities - 0.5%                             CEZ AS                                                 11,700         512,342
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in the Czech Republic                             512,342
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.9%
Commercial Services & Supplies - 0.1%                 Suez Environnement SA (a)                               8,300         158,682
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.6%         France Telecom SA                                      24,300         612,739
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                             Electricite de France SA                               12,900         775,078
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                                GDF Suez                                               31,689       1,410,594
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in France                                       2,957,093
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%
Diversified Telecommunication Services - 0.4%         Deutsche Telekom AG                                    30,600         448,935
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                             E.ON AG                                                54,900       2,057,370
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                                RWE AG                                                  4,500         368,915
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Germany                                      2,875,220
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.5%
Electric Utilities - 0.5%                             Enel SpA                                               70,300         470,325
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Italy                                          470,325
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.9%
Wireless Telecommunication Services - 0.9%            America Movil, SA de CV (b)                            29,400         909,636
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Mexico                                         909,636
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.6%
Diversified Telecommunication Services - 0.6%         Koninklijke KPN NV                                     42,000         591,495
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in the Netherlands                                591,495
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.2%
Diversified Telecommunication Services - 1.4%         Telefonica SA                                          79,448       1,470,976
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                             Iberdrola SA                                          113,000         817,821
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Spain                                        2,288,797
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                      Common Stocks                                          Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 4.6%
Electric Utilities - 0.8%                             British Energy Group Plc                               40,000    $    478,436
                                                      Scottish & Southern Energy Plc                         18,600         364,591
                                                                                                                       ------------
                                                                                                                            843,027
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders - 0.5%   International Power Plc                               132,500         474,018
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                                Centrica Plc                                          133,600         656,486
                                                      National Grid Plc                                      54,718         616,404
                                                                                                                       ------------
                                                                                                                          1,272,890
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.5%                                Northumbrian Water Group Plc                          100,000         502,540
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 1.6%            Vodafone Group Plc (b)                                 84,512       1,628,546
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in the
                                                      United Kingdom                                                      4,721,021
-----------------------------------------------------------------------------------------------------------------------------------
United States - 72.0%
Construction & Engineering - 0.4%                     Quanta Services, Inc. (a)                              21,075         416,442
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                         AT&T Inc.                                             147,762       3,955,589
Services - 10.8%                                      Frontier Communications Corp.                          74,400         566,184
                                                      Qwest Communications International, Inc.              678,100       1,939,366
                                                      Verizon Communications, Inc.                          142,500       4,227,975
                                                      Windstream Corp.                                       39,141         293,949
                                                                                                                       ------------
                                                                                                                         10,983,063
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 31.4%                            Allegheny Energy, Inc.                                 50,800       1,531,620
                                                      American Electric Power Co., Inc.                      44,700       1,458,561
                                                      DPL, Inc.                                              75,000       1,710,750
                                                      Duke Energy Corp.                                     177,532       2,907,974
                                                      Edison International                                   31,100       1,106,849
                                                      Entergy Corp.                                          39,800       3,106,390
                                                      Exelon Corp.                                           60,700       3,292,368
                                                      FPL Group, Inc.                                        77,300       3,651,652
                                                      FirstEnergy Corp.                                      69,100       3,604,256
                                                      ITC Holdings Corp.                                     49,500       2,008,710
                                                      Northeast Utilities, Inc.                              30,700         692,592
                                                      PPL Corp.                                             101,800       3,341,076
                                                      Pepco Holdings, Inc.                                    6,400         132,160
                                                      The Southern Co.                                      101,600       3,488,944
                                                                                                                       ------------
                                                                                                                         32,033,902
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%             Itron, Inc. (a)                                         6,800         329,664
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.7%                                  Equitable Resources, Inc.                              30,300       1,051,713
                                                      New Jersey Resources Corp.                             20,400         759,696
                                                      Questar Corp.                                          44,400       1,530,024
                                                      UGI Corp.                                              19,000         453,530
                                                                                                                       ------------
                                                                                                                          3,794,963
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders - 4.8%   Dynegy, Inc. Class A (a)                              244,000         888,160
                                                      NRG Energy, Inc. (a)                                  147,600       3,431,700
                                                      Ormat Technologies, Inc.                               25,300         611,248
                                                                                                                       ------------
                                                                                                                          4,931,108
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                      Common Stocks                                          Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 12.4%                               Ameren Corp.                                           12,600    $    408,870
                                                      CMS Energy Corp.                                      132,500       1,358,125
                                                      Consolidated Edison, Inc.                              16,200         701,784
                                                      Dominion Resources, Inc.                               56,674       2,056,133
                                                      NSTAR                                                  26,200         865,910
                                                      PG&E Corp.                                             54,500       1,998,515
                                                      Public Service Enterprise Group, Inc.                 128,000       3,603,200
                                                      Sempra Energy                                          19,900         847,541
                                                      Wisconsin Energy Corp.                                 19,100         830,850
                                                                                                                       ------------
                                                                                                                         12,670,928
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.3%                    Consol Energy, Inc.                                     7,500         235,425
                                                      Devon Energy Corp.                                     10,000         808,600
                                                      EOG Resources, Inc.                                    10,500         849,660
                                                      El Paso Corp.                                          40,500         392,850
                                                      Range Resources Corp.                                  18,900         797,958
                                                      Southwestern Energy Co. (a)                            17,600         626,912
                                                      Spectra Energy Corp.                                   25,816         499,023
                                                      Williams Cos., Inc.                                    58,800       1,233,036
                                                                                                                       ------------
                                                                                                                          5,443,464
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 1.4%                                American States Water Co.                               3,400         116,314
                                                      American Water Works Co, Inc.                          25,500         517,140
                                                      Aqua America, Inc.                                     31,500         567,000
                                                      California Water Service Group                          4,800         180,288
                                                                                                                       ------------
                                                                                                                          1,380,742
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 1.5%            American Tower Corp. Class A (a)                       22,700         733,437
                                                      SBA Communications Corp. Class A (a)                   37,700         791,323
                                                                                                                       ------------
                                                                                                                          1,524,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in the United States                           73,509,036
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Long-Term Investments
                                                      (Cost - $80,179,995) - 91.6%                                       93,506,710
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                                      Short-Term Securities                                  (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      BlackRock Liquidity Series, LLC Cash Sweep
                                                      Series, 4.60% (e)(f)                                  $ 9,403       9,403,449
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Short-Term Securities
                                                      (Cost - $9,403,449) - 9.2%                                          9,403,449
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments
                                                      (Cost - $89,583,444*) - 100.8%                                    102,910,159

                                                      Liabilities in Excess of Other Assets - (0.8)%                       (790,977)
                                                                                                                       ------------
                                                      Net Assets - 100.0%                                              $102,119,182
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 89,495,858
                                                                   ============
      Gross unrealized appreciation                                $ 19,976,145
      Gross unrealized depreciation                                  (6,561,844)
                                                                   ------------
      Net unrealized appreciation                                  $ 13,414,301
                                                                   ============

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Convertible security.
(d)   Security is fair valued.
(e)   Represents the current yield as of report date.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net Activity
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $9,394      $ 54,222
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                     $  80,859,558
      Level 2                                                        22,032,513
      Level 3                                                            18,088
      --------------------------------------------------------------------------
      Total                                                       $ 102,910,159
                                                                  ==============

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

      The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

      --------------------------------------------------------------------------
                                                       Investments in Securities
      --------------------------------------------------------------------------
      Balance, as of July 31, 2008                         $          25,019
      Accrued discounts/premiums                                          --
      Realized gain (loss)                                                --
      Change in unrealized depreciation                               (6,931)
      Net purchases (sales)                                               --
      Net transfers in/out of Level 3                                     --
      --------------------------------------------------------------------------
      Balance, as of October 31, 2008                      $          18,088
                                                           =================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 19, 2008